Document And Entity Information	Mar. 02, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 02, 2026
Entity Registrant Name	TEGNA Inc.
Entity Central Index Key	0000039899
Entity Emerging Growth Company	false
Entity File Number	1-6961
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	16-0442930
Entity Address, Address Line One	8401 Greensboro Drive
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	McLean
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22102-5126
City Area Code	(703)
Local Phone Number	873-6600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, Par Value
Trading Symbol	TGNA
Security Exchange Name	NYSE
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	8350 Broad Street, Suite 2000
Entity Address, City or Town	Tysons,
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22102-5151